Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
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Revenue and Segment Results by Operating and Reportable Segments
An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	1,533,044	1,758,057	1,302,273	914,303	1,008,824	910,212	383,182	384,699	284,229	2,830,529	3,151,580	2,496,714	358,631
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,832	4,339	3,168	4,832	4,339	3,168	455
Provision of sales rebates and discount	—	—	—	(4,374)	(6,305)	(6,664)	—	—	—	(4,374)	(6,305)	(6,664)	(958)

Total consolidated net revenue, as reported	1,533,044	1,758,057	1,302,273	909,929	1,002,519	903,548	388,014	389,038	287,397	2,830,987	3,149,614	2,493,218	358,128

Segment result (gross profit before reconciliation)	213,091	232,992	124,321	142,612	127,540	83,640	30,148	17,828	30,124	385,851	378,360	238,085	34,199
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	4,832	4,339	3,168	4,832	4,339	3,168	456
Provision of sales rebates and discount	—	—	—	(4,374)	(6,305)	(6,664)	—	—	—	(4,374)	(6,305)	(6,664)	(958)
Unrealized profit	1,071	(113)	(6)	—	—	—	—	—	—	1,071	(113)	(6)	(1)
Fair value adjustments arose from acquisition of subsidiaries
– Additional depreciation of property, plant and equipment	(773)	(793)	(763)	(333)	(328)	(378)	(152)	(137)	(116)	(1,258)	(1,258)	(1,257)	(181)
– Additional amortization of prepaid lease payments	(987)	(1,012)	(974)	(424)	(419)	(483)	(194)	(174)	(148)	(1,605)	(1,605)	(1,605)	(231)
– Amortization of capitalized general borrowing cost of qualifying assets	(1,801)	(2,252)	(2,380)	(774)	(932)	(1,179)	(354)	(388)	(362)	(2,929)	(3,572)	(3,921)	(563)

Total consolidated gross profit, as reported	210,601	228,822	120,198	136,707	119,556	74,936	34,280	21,468	32,666	381,588	369,846	227,800	32,721

Other income, gains and losses										21,171	16,089	17,320	2,488
Net exchange (loss) gain										(3,521)	1,250	494	71
Selling and distribution costs										(173,800)	(174,774)	(155,308)	(22,309)
Research and development expenses										(57,419)	(51,760)	(56,841)	(8,165)
Administrative expenses										(130,203)	(144,454)	(121,647)	(17,473)
Finance costs										(21,375)	(23,210)	(24,435)	(3,510)

Profit ( l oss) before taxation										16,441	(7,013)	(112,617)	(16,177)
Income tax expense										(7,389)	(969)	7,747	1,113

Profit ( l oss) for the year										9,052	(7,982)	(104,870)	(15,064)

Revenue from Products	The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Tubed steel wheels	1,286,535	1,452,696	1,124,025	161,456
Tubeless steel wheels	1,242,528	1,294,187	1,017,510	146,157
Off-road steel wheels	51,451	48,917	55,248	7,936
Aluminum wheels	191,868	281,150	243,174	34,930
Wheel components	58,605	72,664	53,261	7,649

Total consolidated revenue	2,830,987	3,149,614	2,493,218	358,128

Sales by Geographical Markets Based on Locations of Customers
The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
The PRC (country of domicile)	2,442,973	2,760,577	2,205,821	316,846
Thailand	35,824	39,808	29,879	4,292
Vietnam	40,058	37,294	28,200	4,051
Indonesia	35,597	33,225	25,056	3,599
Malaysia	33,042	32,145	24,635	3,539
South Korea	12,757	17,731	12,622	1,813
Others*	230,736	228,834	167,005	23,988

	2,830,987	3,149,614	2,493,218	358,128

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.